Change in noncash operating working capital (Tables)	12 Months Ended
Dec. 31, 2023
Change in noncash operating working capital
Change In Non-cash Working Capital
	For the years ended December 31,
	2023	2022	2021
Accounts receivable	$(1,835,922)	$784,502	$123,587
Prepaid expenses and deposits	(17,516)	229,279	3,262
Accounts payable and accrued liabilities	559,351	741,326	14,375
Contractual obligations	-	-	(127,507)
	(1,294,087)	1,755,107	13,717